Investments in Associates and Joint Ventures - Additional Information (Detail) S/ in Thousands, $ in Thousands						1 Months Ended	12 Months Ended
	Apr. 24, 2017 PEN (S/)	Apr. 24, 2017 USD ($)	Jan. 24, 2017 PEN (S/)	Jan. 24, 2017 USD ($)	Feb. 29, 2016 PEN (S/)	Nov. 30, 2015 PEN (S/)	Dec. 31, 2018 PEN (S/)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 PEN (S/)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 PEN (S/)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 04, 2018	Dec. 31, 2017 USD ($)	Jan. 24, 2017 USD ($)	Aug. 31, 2016 PEN (S/)	Dec. 31, 2015 PEN (S/)	Nov. 30, 2015 USD ($)
Disclosure of Investments in Associates and Joint Ventures [line items]
Investment in associate							S/ 250,282		S/ 250,053		S/ 286,403							S/ 490,702
Accounts receivable from related parties							34,903		100,752
Net loss before taxes							133,948		45,112		(708,134)
Percentage of interest in property														73.16%
Investments in joint ventures							S/ 7,483		18,618		103,356							S/ 146,303
Compania Operadora de Gas del Amazonas SAC [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Percentage of interest in property	51.00%	51.00%
Agreed selling price	S/ 69,800	$ 21,500
Construction contracts 1 [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Net loss before taxes											(15,200)
Santiago, Chillan, Bulnes, Caravans and Conception [member] | Sistemas SEC [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Contract period							16 years	16 years
Gasoducto Sur Peruano S.A. [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Ownership interest in associate						20.00%
Percentage of performance guarantee						21.49%
Percentage of performance guarantee established in concession contract						20.00%
Performance guarantee required under concession agreement						S/ 887,000													$ 262,500
Percentage of collateral of bridge loan						21.49%
Collateral bridge loan						S/ 2,027,000													600,000
Percentage of amount determined by audit firm							100.00%	100.00%
Value determined by audit firm as payable | $								$ 2,602,000
Accounts receivable claim									1,400						$ 400
Claims from fiduciary as administrator of the accounts receivable									572,100						$ 169,300
Impairment of investment											593,000	$ 175,500
Discount to long-term account receivable											77,000	22,800
Finance update and estimation of costs											670,000	199,300
Cash contributions											373,900
Provision for financial assets impairment loss											593,100	$ 176,490
Gasoducto Sur Peruano S.A. [member] | GSP Bridge Loan [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Guarantee obligation			S/ 435,900	$ 129,000
Gasoducto Sur Peruano S.A. [member] | Bottom of range [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Percentage of net book value (VCN) of concession's assets							72.25%	72.25%
Gasoducto Sur Peruano S.A. [member] | Concession Agreement [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Guarantee obligation			177,400	$ 52,500
Accounts receivable from related parties			S/ 613,300													$ 181,500
Gasoducto Sur Peruano S.A. [member] | Capital Contributions [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Investment in associate						S/ 819,000													$ 242,500
Consorcio Constructor Ductos del Sur [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Ownership interest in associate						29.00%
Concesionaria Chavimochic S.A.C. [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Investment in associate | $													$ 647,000
Net loss before taxes							S/ (8,455)		S/ (43,340)
Concession effective period							25 years	25 years
Cash contributions											15,700
Palo Redondo Dam [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Percentage of work completed							70.00%	70.00%
Promocion inmobiliariadel sur SA [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Ownership interest in associate									22.50%	22.50%
Sale of investment in associate									S/ 81,000	$ 25,000
Dividends received											3,800
Betchel Vial y Vives Servicios [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Dividends received											6,300
Logistica Quimicos del Sur S.A. [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Dividends received							S/ 1,800		2,800
Consorcio Sistemas [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Dividends received									1,000
Consorcio G.S.J.V.SCC [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Dividends received									S/ 13,100		S/ 3,300
Tecgas N.V. [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Percentage of additional interest by capitalizing debt					8.00%
Additional interest by capitalizing debt					S/ 8,300
Investments in joint ventures																	S/ 35,900